21. LICENSES AND CONCESSIONS PAYABLE	12 Months Ended
Dec. 31, 2020
Licenses And Concessions Payable [Abstract]
LICENSES AND CONCESSIONS PAYABLE
21.	LICENSES AND CONCESSIONS PAYABLE

	2020	2019
Personal Mobile Services (SMP)		58,582
STFC concessions	43,415
Total	43,415	58,582
Current	43,415	58,582

Correspond to the amounts payable to ANATEL for the radiofrequency concessions and the licenses to provide the SMP services, obtained at public auctions, and STFC service concessions.